Related Party Transactions	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Related Party Transactions

11 – RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these consolidated financial statements for the services of the Chief Executive Officer (CEO) for the fiscal years 2019, 2018 and 2017 except for the 11,000 post-consolidation shares of common stock, valued at $58, issued through the fiscal year 2018 and 32,293 post-consolidation shares of common stock, valued at $1,085, issued through the fiscal year 2017. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides computing and hosting services to ZIM. During the fiscal year ending March 31, 2019 the Company paid $59,829 for these services (March 31, 2018 - $21,984, March 31, 2017 - $31,127). At March 31, 2019, included in accounts payable is $7,366 connected to these services as compared to $2,761 at March 31, 2018. From April 1, 2019 to May 31, 2019 the Company paid $5,118 for these services.

An Officer of the Company is the principal owner of a company that provides finance, accounting and bookkeeping services to ZIM. During the fiscal year ending March 31, 2019 the Company paid $12,821 for these services (March 31, 2018 - $12,178, March 31, 2017 - $17,245). At March 31, 2019, included in accounts payable is $2,854 connected to these services as compared to $894 at March 31, 2018. From April 1, 2019 to May 31, 2019 the Company paid $1,450 for these services.